Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt

Long-term debt	Dec. 31, 2012			Dec. 31, 2011
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.70-6.92%	2013-2021	$13,184	1.50-6.92%	$12,367
Floating rate	0.11-1.16%	2013-2038	1,979	0.35-1.40%	2,679
Subordinated debt (a)	4.75-7.50%	2014-2033	2,732	4.75-7.50%	3,201
Junior subordinated debentures (a)	6.37-7.78%	2026-2036	635	5.95-7.78%	1,686
Total			$18,530		$19,933
(a)	Fixed rate.

Trust Preferred Securities Issued by the Trusts

The following tables set forth a summary of the trust preferred securities issued by the Trusts as of Dec. 31, 2012 and Dec. 31, 2011:

Trust preferred securities at Dec. 31, 2012 (dollar amounts in millions)	Amount of junior subordinated debentures	Interest rate	Assets of trust	Due date	Call date	Call price
BNY Institutional Capital Trust A	$300	7.78%	$309	2026	2006	101.56	% (a)
MEL Capital III (b)	323	6.37%	316	2036	2016	Par
MEL Capital IV	-	-	500	-	-	-
Total	$623		$1,125
(a)	Call price decreases ratably to par in the year 2016.
(b)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.62 to £1, the rate of exchange on Dec. 31, 2012.

Trust preferred securities at Dec. 31, 2011 (dollar amounts in millions)	Amount of junior subordinated debentures	Interest rate	Assets of trust (a)	Due date	Call date	Call price
BNY Institutional Capital Trust A	$300	7.78%	$309	2026	2006	101.95	% (b)
BNY Capital IV	200	6.88%	206	2028	2004	Par
BNY Capital V	350	5.95%	361	2033	2008	Par
MEL Capital III (c)	309	6.37%	300	2036	2016	Par
MEL Capital IV	500	6.24%	500	-	2012	Par
Total	$1,659		$1,676
(a)	Junior subordinated debentures and interest in stock purchase contracts for Mellon Capital IV.
(b)	Call price decreases ratably to par in the year 2016.
(c)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.54 to £1, the rate of exchange on Dec. 31, 2011.